GMS-SUMPRO-1-SUP-2

Summary Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Macro Allocation Strategy Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees[2]		1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.28	0.28	0.28	0.28
Acquired Fund Fees and Expenses		0.11	0.11	0.11	0.11
Total Annual Fund Operating Expenses		1.74	2.49	1.99	1.49
Fee Waiver and/or Expense Reimbursement[3]		0.29	0.29	0.29	0.29
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45	2.20	1.70	1.20

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	“Management Fees” has been restated to reflect current fees.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of [Class A, Class C, Class R and Class Y] shares to 1.44%, 2.19%, 1.69% and 1.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$323	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,041	$1,416	$2,466
Class C	$223	$748	$1,300	$2,804
Class R	$173	$596	$1,046	$2,293
Class Y	$122	$443	$786	$1,755

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

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GMS-SUMPRO-2-SUP-2

Summary Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Macro Allocation Strategy Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees[1]		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.15	0.15
Acquired Fund Fees and Expenses		0.11	0.11
Total Annual Fund Operating Expenses		1.36	1.36
Fee Waiver and/or Expense Reimbursement[2]		0.16	0.16
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20	1.20

[1]	“Management Fees” has been restated to reflect current fees.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.19% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$122	$415	$729	$1,621
Class R6	$122	$415	$729	$1,621

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GMS-SUMPRO-2-SUP-2

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund did not experience portfolio turnover.”

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